Net Income per Ordinary Share (Narrative) (Details) - Pre-IPO [Member] - shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Preferred Shares [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Amount of shares excluded from the computation of diluted net income per ordinary share		56,647,614	65,431,579
Class A Ordinary Shares [Member] | Employee Stock Option [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Amount of shares excluded from the computation of diluted net income per ordinary share	30,000